UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2014

Date of reporting period: November 30, 2014

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF

Annual Report

November 30, 2014

Forensic Accounting ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	22
Trustees and Officers of the Trust	23
Disclosure of Fund Expenses	26
Notice to Shareholders	27
Supplemental Information	28

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

Forensic Accounting ETF
Management Discussion of Fund Performance

 November 30, 2014

Forensic Accounting Exchange Traded Fund

Dear Shareholders,

Thank you for your investment in the Forensic Accounting ETF (“FLAG” or the “Fund”). The information presented in this Report relates to the operations of FLAG for the fiscal year ended November 30, 2014.

As a reminder, the Forensic Accounting ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Del Vecchio Earnings Quality Index (the “Index”).

The Fund’s performance continues to be in-line with expectations. While the Fund slightly underperformed the broad markets during its 2014 fiscal year, it continues to largely keep pace with the broad markets since inception. From inception to the end of November 2014, the FLAG market price return was 21.38% compared with its underlying index return of 21.83% while a broad market index, the S&P 500, returned 21.60%. For the fiscal year ended November 30, 2014, the Fund at NAV returned 14.45%, while its index returned 14.89% and the S&P 500 Index returned 16.86%.

Since inception, January 30, 2013, Southwest Airlines (LUV) was the largest positive contributor to the Fund, adding 67 basis points to the performance. This was a result of its 279.58% cumulative return and an average weight of 0.37% in that time period. The next largest contributor was First Solar (FSLR), contributing 56 basis points to the Fund’s performance. This was the result of its 135.71% cumulative return and average weight of 0.27% over that time period. The third largest contributor was Hewlett Packard (HPQ) which added 51 basis points to the Fund performance. This was a result of its 150.71% cumulative return and an average weight of 0.41% in that time period.

The largest negative component of the portfolio was Cliffsnatural Resources (CLF) which detracted 35 basis points from the performance of the Fund. This was a result of its -50.41% cumulative return and average weight of 0.26% in that time period. The next largest negative component was Peabody Energy (BTU) which detracted 34 basis points from the Fund’s performance. This was a result of its -57.36% cumulative return and average weight of 0.38% over that time period. The third largest negative component was Diamond Offshore Drilling (DO) which detracted 33 basis points from the Fund’s performance. This was a result of a -56.28% cumulative return and 0.34% average weight over that time period.

The best performing security in the portfolio was Micron Technology (MU) which had a 363.87% return over that time period and contributed 42 basis points to the Fund. The second best performing security was Southwest Airlines (LUV) which had a 279.58% return over that time period and contributed 67 basis points to the Fund. The third best performer was Electronic Arts (EA) which had a 174.56% return and contributed 35 basis point to the Fund.

The worst performing security in the portfolio was Transocean Ltd (RIG) which had a -58.31% return over that time period and detracted 30 basis points from the Fund. The second worst performing security was Peabody Energy (BTU) which had a -57.36% return over that time period and detracted 34 basis points from the Fund. The third worst performing security was Newmont Mining (NEM) which had a -56.32% return over that time period and detracted 28 basis points from the Fund.

We appreciate your investment in the Forensic Accounting ETF (FLAG).

Sincerely,

J. Garrett Stevens
Chief Executive Officer
 Exchange Traded Concepts, LLC

Forensic Accounting ETF
Management Discussion of Fund Performance

 November 30, 2014 (Continued)

The Del Vecchio Earnings Quality Index is designed to measure the performance of U.S. large capitalization companies. From a universe of the 500 largest U.S. capitalization companies, the index methodology ranks and then selects companies based off a forensic accounting analysis focused on “earnings quality.” Companies ranked lowest in earnings quality are not included in the index. Companies ranked the highest in earnings quality receive a weighting of 40% of the index. Rank B, C, and D earnings quality companies receive a 20% weighting in the index respectively.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investing involves risk, including the possible loss of principal. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

Forensic Accounting ETF
Management Discussion of Fund Performance

November 30, 2014 (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Forensic Accounting ETF	14.45%	14.55%‡	21.34%	21.38%‡
Del Vecchio Earnings Quality Index®	14.89%‡	14.89%‡	21.83%‡	21.83%‡
S&P 500 Index	16.86%‡	16.86%‡	21.60%‡	21.60%‡

*	Fund commenced operations on January 30, 2013.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.flagetf.com or call 1-855-545-FLAG for most recent month end performance and expenses.

There are no assurances that the Fund or index will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

Forensic Accounting ETF
Schedule of Investments

November 30, 2014

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Consumer Discretionary — 14.9%
AutoNation*	622	$36,972
AutoZone*	59	34,085
Bed Bath & Beyond*	952	69,848
Best Buy	932	36,730
Brinker International	616	34,699
Cablevision Systems, Cl A	3,577	72,685
Carnival PLC	780	34,445
CBS, Cl B	585	32,105
Coach	879	32,628
Comcast, Cl A	583	33,254
Darden Restaurants	609	34,707
Delphi Automotive	510	37,205
DIRECTV*	724	63,502
Dollar General*	510	34,037
Dollar Tree*	558	38,145
Expedia	358	31,185
Ford Motor	4,234	66,601
GameStop, Cl A	1,519	57,433
Gannett	1,055	34,340
Gap	752	29,779
Garmin	602	34,495
General Motors	1,859	62,146
Genuine Parts	357	36,692
Goodyear Tire & Rubber	1,386	37,990

Description	Shares	Fair Value
Graham Holdings, Cl B	48	$42,599
H&R Block	1,009	33,943
Harman International Industries	319	34,621
Home Depot	341	33,895
Interpublic Group	1,709	34,676
Johnson Controls	711	35,550
Kohl's	1,027	61,230
L Brands	468	37,861
Leggett & Platt	897	37,755
Lennar, Cl A	806	38,075
Lowe's	592	37,787
Macy's	1,076	69,843
Marriott International, Cl A	448	35,298
Mattel	1,021	32,213
Newell Rubbermaid	910	33,042
News Corp., Cl A*	1,915	29,721
Nordstrom	458	34,973
Omnicom Group	456	35,235
O'Reilly Automotive*	208	38,010
PetSmart	448	35,285
PulteGroup	1,773	38,350
Ralph Lauren, Cl A	191	35,316
Ross Stores	414	37,873
Scripps Networks Interactive, Cl A	392	30,643
Staples	5,175	72,761
Starwood Hotels & Resorts Worldwide	376	29,704
Target	500	37,000
Time Warner	416	35,410
Time Warner Cable	219	32,692
TJX	529	34,999
Urban Outfitters*	853	27,569
VF	474	35,631
Viacom, Cl B	407	30,781
Walt Disney	352	32,563
Whirlpool	215	40,027
Wyndham Worldwide	385	32,094
Wynn Resorts	168	30,006
Yum! Brands	435	33,604
		2,434,343
Consumer Staples — 7.7%
Archer-Daniels-Midland	1,226	64,586
Avon Products	2,596	25,389
Campbell Soup	739	33,462
Clorox	335	34,043
Coca-Cola	739	33,129
Coca-Cola Enterprises	705	30,978
Colgate-Palmolive	498	34,656

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

November 30, 2014 (Continued)

Description	Shares	Fair Value
ConAgra Foods	948	$34,621
Costco Wholesale	250	35,530
CVS Caremark	393	35,905
Dr Pepper Snapple Group	488	36,112
Estee Lauder, Cl A	419	31,065
General Mills	629	33,180
Hormel Foods	609	32,326
Ingredion	413	34,374
JM Smucker	316	32,412
Kellogg	513	33,986
Kimberly-Clark	301	35,094
Kraft Foods Group	570	34,297
Kroger	603	36,084
Lorillard	517	32,644
McCormick	468	34,786
Molson Coors Brewing, Cl B	422	32,642
Mondelez International, Cl A	1,827	71,618
PepsiCo	343	34,334
Philip Morris International	381	33,120
Procter & Gamble	394	35,629
Reynolds American	530	34,932
Safeway	913	31,809
Sysco	844	33,979
Tyson Foods, Cl A	795	33,660
Walgreen	528	36,226
Wal-Mart Stores	830	72,658
Whole Foods Market	811	39,763
		1,259,029
Energy — 10.3%
Anadarko Petroleum	309	24,457
Apache	692	44,350
Baker Hughes	986	56,202
Cabot Oil & Gas	957	31,619
Cameron International*	471	24,153
Chesapeake Energy	2,761	55,938
Chevron	539	58,681
Cimarex Energy	248	26,028
ConocoPhillips	840	55,499
CONSOL Energy	842	32,948
Denbury Resources	4,240	35,022
Devon Energy	459	27,067
Diamond Offshore Drilling	1,827	53,659
Ensco, Cl A	1,569	53,032
EOG Resources	316	27,404
EQT	342	31,115
Exxon Mobil	680	61,567
Halliburton	485	20,467

Description	Shares	Fair Value
Helmerich & Payne	334	$23,230
Hess	673	49,082
Kinder Morgan	816	33,742
Marathon Oil	1,673	48,383
Marathon Petroleum	760	68,468
Murphy Oil	1,105	53,504
Nabors Industries	2,828	37,103
National Oilwell Varco	831	55,710
Newfield Exploration*	844	22,982
Noble	2,947	53,017
Noble Energy	458	22,524
Occidental Petroleum	326	26,005
Oil States International*	506	25,224
Peabody Energy	5,264	53,219
Phillips 66	794	57,978
Pioneer Natural Resources	159	22,774
QEP Resources	1,017	20,788
Rowan Companies, Cl A	1,238	26,951
Schlumberger	314	26,988
Southwestern Energy*	895	28,801
Superior Energy Services	962	18,576
Tesoro	1,027	78,689
Transocean	1,958	41,138
Valero Energy	1,353	65,769
		1,679,853
Financials — 18.2%
ACE	598	68,375
Affiliated Managers Group*	157	31,964
Aflac	1,075	64,210
Allstate	1,021	69,581
American Express	358	33,086
American Financial Group	541	32,671
American International Group	576	31,565
Ameriprise Financial	255	33,601
Aon	350	32,371
Apartment Investment & Management, Cl A‡	983	36,617
Assurant	974	65,833
Bank of America	3,673	62,588
Bank of New York Mellon	809	32,384
BB&T	841	31,613
Berkshire Hathaway, Cl B*	228	33,901
Capital One Financial	768	63,898
Chubb	342	35,243
Cincinnati Financial	658	33,525
Citigroup	1,208	65,196
Comerica	625	29,131
Discover Financial Services	973	63,780

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

November 30, 2014 (Continued)

Description	Shares	Fair Value
E*TRADE Financial*	2,772	$63,229
Fifth Third Bancorp	3,128	62,935
Franklin Resources	573	32,581
General Growth Properties‡	1,330	35,591
Genworth Financial, Cl A*	4,780	43,450
Goldman Sachs Group	171	32,218
Hartford Financial Services Group	841	34,733
HCP‡	788	35,302
Host Hotels & Resorts‡	1,467	34,093
Hudson City Bancorp	3,216	31,485
Huntington Bancshares	3,218	32,534
Invesco	793	32,005
Iron Mountain‡	104	3,953
JPMorgan Chase	1,039	62,506
KeyCorp	2,349	31,712
Kimco Realty‡	1,429	36,368
Legg Mason	1,224	69,462
Lincoln National	584	33,072
Loews	1,503	62,585
M&T Bank	254	32,009
Marsh & McLennan	598	33,841
McGraw Hill Financial	371	34,674
MetLife	1,165	64,786
Morgan Stanley	1,812	63,746
NASDAQ OMX Group	739	33,189
Navient	1,768	37,057
Northern Trust	461	31,224
People's United Financial	2,163	31,969
Plum Creek Timber‡	802	33,427
PNC Financial Services Group	356	31,139
Principal Financial Group	596	31,749
Progressive	2,478	67,501
Prudential Financial	356	30,253
Regions Financial	6,237	62,807
Reinsurance Group of America	391	33,516
Simon Property Group‡	191	34,533
SLM*	3,658	35,410
State Street	425	32,610
SunTrust Banks	1,646	64,671
T Rowe Price Group	399	33,305
Torchmark	599	32,196
Travelers	669	69,877
Unum Group	1,816	60,328
US Bancorp	748	33,062
Ventas‡	505	36,133
Vornado Realty Trust‡	313	34,918
Wells Fargo	603	32,851

Description	Shares	Fair Value
Weyerhaeuser‡	979	$34,569
XL Group, Cl A	943	33,495
Zions Bancorporation	1,077	30,221
		2,972,013
Health Care — 9.5%
Abbott Laboratories	752	33,472
AbbVie	543	37,576
Aetna	773	67,437
Agilent Technologies	546	23,336
Amgen	224	37,030
Baxter International	429	31,317
Becton Dickinson	265	37,188
Boston Scientific*	2,651	34,118
Bristol-Myers Squibb	611	36,079
Cardinal Health	836	68,711
CareFusion*	691	40,887
Cigna	343	35,291
Covidien	362	36,562
CR Bard	217	36,315
DaVita HealthCare Partners*	856	65,510
DENTSPLY International	686	37,716
Edwards Lifesciences*	307	39,812
Eli Lilly	484	32,970
Express Scripts Holding*	887	73,754
Gilead Sciences*	295	29,594
Halyard Health*	35	1,372
Humana	241	33,251
Intuitive Surgical*	69	35,726
Johnson & Johnson	294	31,825
Laboratory Corp of America Holdings*	309	32,334
McKesson	161	33,932
Medtronic	505	37,304
Merck	529	31,952
Mylan*	688	40,324
Omnicare	503	35,371
Patterson	755	36,376
PerkinElmer	718	32,647
Pfizer	2,118	65,976
Quest Diagnostics	517	33,765
St. Jude Medical	520	35,339
Stryker	388	36,049
Tenet Healthcare*	527	25,322
UnitedHealth Group	364	35,901
WellPoint	524	67,025
Zimmer Holdings	301	33,799
		1,550,265

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

November 30, 2014 (Continued)

Description	Shares	Fair Value
Industrials — 13.1%
3M	220	$35,220
ADT	1,767	61,739
AECOM Technology*	209	6,690
Allegion	657	35,379
Boeing	248	33,321
Caterpillar	632	63,579
CH Robinson Worldwide	473	34,879
Cintas	443	32,406
CSX	977	35,651
Cummins	237	34,512
Danaher	412	34,427
Deere	764	66,178
Delta Air Lines	866	40,416
Dover	390	30,026
Dun & Bradstreet	267	33,896
Eaton	494	33,508
Emerson Electric	500	31,875
Expeditors International of Washington	771	36,098
FedEx	194	34,567
Fluor	937	58,085
General Dynamics	247	35,904
General Electric	2,444	64,741
Honeywell International	336	33,288
Illinois Tool Works	371	35,219
Ingersoll-Rand	555	34,998
Jacobs Engineering Group*	641	29,774
Joy Global	1,148	56,298
KBR	1,662	27,988
L-3 Communications Holdings	527	65,664
Lockheed Martin	172	32,948
Masco	1,309	31,678
Norfolk Southern	281	31,371
Northrop Grumman	475	66,942
PACCAR	550	36,861
Pall	370	35,561
Parker-Hannifin	274	35,354
Pentair	478	30,932
Pitney Bowes	2,505	61,673
Raytheon	616	65,727
Republic Services	802	31,767
Robert Half International	640	36,345
Rockwell Automation	285	32,892
Ryder System	349	33,336
Southwest Airlines	1,854	77,534
Stanley Black & Decker	353	33,337
Textron	1,740	75,377

Description	Shares	Fair Value
Tyco International	702	$30,116
Union Pacific	290	33,863
United Parcel Service, Cl B	319	35,065
United Technologies	297	32,694
Waste Management	658	32,064
WW Grainger	125	30,710
Xylem	882	33,816
		2,134,289
Information Technology — 10.6%
Accenture, Cl A	381	32,892
Alliance Data Systems*	126	36,019
Apple	312	37,106
Broadcom, Cl A	774	33,383
CA	2,241	69,807
Cisco Systems	2,487	68,741
Citrix Systems*	440	29,176
Cognizant Technology Solutions, Cl A*	699	37,739
Computer Sciences	1,034	65,535
Corning	3,237	68,042
eBay*	553	30,349
Electronic Arts*	869	38,175
EMC	1,071	32,505
Fidelity National Information Services	557	34,083
Fiserv*	484	34,601
FLIR Systems	999	31,698
Harris	943	67,585
Hewlett-Packard	1,766	68,980
Intel	900	33,525
Intuit	357	33,512
Jabil Circuit	3,104	64,408
Juniper Networks	1,413	31,312
Keysight Technologies*	273	9,610
MasterCard, Cl A	423	36,924
Micron Technology*	914	32,858
Microsoft	675	32,272
Motorola Solutions	495	32,531
NetApp	728	30,977
NVIDIA	1,698	35,607
Oracle	817	34,649
Paychex	708	33,566
QUALCOMM	419	30,545
SanDisk	320	33,107
Seagate Technology	1,094	72,324
Symantec	1,331	34,726
TE Connectivity	566	36,337
Teradata*	747	33,719

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

November 30, 2014 (Continued)

Description	Shares	Fair Value
Texas Instruments	655	$35,645
Total System Services	1,011	33,353
VeriSign*	568	34,137
Western Digital	323	33,356
Xerox	4,733	66,073
Xilinx	739	33,580
		1,735,069
Materials — 5.7%
Air Products & Chemicals	240	34,519
Airgas	283	32,723
Albemarle	531	31,350
Alcoa	1,947	33,664
Allegheny Technologies	843	28,401
Avery Dennison	701	34,707
Ball	990	66,399
Bemis	824	32,911
CF Industries Holdings	113	30,301
Dow Chemical	597	29,056
Eastman Chemical	774	64,180
EI du Pont de Nemours	436	31,130
Freeport-McMoRan, Cl B	959	25,749
International Paper	1,301	70,020
LyondellBasell Industries, Cl A	289	22,791
Mosaic	1,410	64,536
Newmont Mining	2,716	49,974
Nucor	577	30,944
Owens-Illinois*	2,403	61,613
PPG Industries	155	33,917
Praxair	241	30,940
Sealed Air	897	35,458
Sherwin-Williams	144	35,260
United States Steel	811	27,047
		937,590
Telecommunication Services — 1.6%
AT&T	1,794	63,472
CenturyLink	1,531	62,419
Frontier Communications	4,809	33,904
Verizon Communications	1,275	64,502
Windstream Holdings	2,904	29,359
		253,656
Utilities — 8.1%
AES	4,416	61,250
AGL Resources	1,219	63,766
Ameren	817	35,221
American Electric Power	1,199	69,003
CenterPoint Energy	1,279	30,619
CMS Energy	1,055	34,920

Description	Shares/Face Amount	Fair Value
Consolidated Edison	1,106	$69,844
Dominion Resources	451	32,720
DTE Energy	404	32,910
Duke Energy	837	67,713
Edison International	560	35,594
Entergy	810	67,959
Exelon	1,836	66,408
FirstEnergy	1,865	68,781
Integrys Energy Group	483	35,182
NextEra Energy	334	34,866
NiSource	765	32,008
Northeast Utilities	706	35,752
NRG Energy	1,027	32,104
Pepco Holdings	1,170	32,175
PG&E	695	35,097
Pinnacle West Capital	1,146	72,462
PPL	953	33,860
Public Service Enterprise Group	1,681	70,232
SCANA	631	35,986
Southern	708	33,580
TECO Energy	1,802	35,734
Wisconsin Energy	728	35,963
Xcel Energy	1,029	34,924
		1,326,633
Total Common Stock
(Cost $14,614,394)		16,282,740

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.03%, 12/01/14 (Cost $19,165)	$19,165	19,165

Total Investments — 99.8%
(Cost $14,633,559)		$16,301,905

Percentages are based on Net Assets of $16,327,192.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

November 30, 2014 (Concluded)

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,282,740	$—	$—	$16,282,740
Time Deposit	—	19,165	—	19,165
Total Investments in Securities	$16,282,740	$19,165	$—	$16,301,905

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Statement of Assets and Liabilities

November 30, 2014

Assets:
Investments at Cost	$14,633,559
Investments at Fair Value	$16,301,905
Dividends Receivable	36,588
Reclaims Receivable	48
Total Assets	16,338,541

Liabilities:
Advisory Fee Payable	11,349
Total Liabilities	11,349

Net Assets	$16,327,192

Net Assets Consist of:
Paid-in Capital	$14,717,046
Undistributed Net Investment Income	38,093
Accumulated Net Realized Loss on Investments	(96,293)
Net Unrealized Appreciation on Investments	1,668,346
Net Assets	$16,327,192

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	500,000
Net Asset Value, Offering and Redemption Price Per Share	$32.65

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Statement of Operations

For the year ended November 30, 2014

Investment Income:
Dividend Income	$250,817
Interest Income	20
Less: Foreign Taxes Withheld	(34)
Total Investment Income	250,803

Expenses:
Advisory Fees	101,057
Total Expenses	101,057

Net Investment Income	149,746

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	746,997
Net Change in Unrealized Appreciation (Depreciation) on Investments	690,916
Net Realized and Unrealized Gain on Investments	1,437,913

Net Increase in Net Assets Resulting from Operations	$1,587,659

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Statements of Changes in Net Assets

For the period ended November 30, 2014

	Year Ended November 30, 2014	Period Ended November 30, 2013(1)
Operations:
Net Investment Income	$149,746	$77,784
Net Realized Gain on Investments	746,997	602,721
Net Change in Unrealized Appreciation on Investments	690,916	977,430
Net Increase in Net Assets Resulting from Operations	1,587,659	1,657,935

Dividends and Distributions to Shareholders:
Investment Income	(191,201)	—
Net Realized Gains	(630,128)	—
Total Dividends and Distributions to Shareholders	(821,329)	—

Capital Share Transactions:
Issued	18,395,240	10,441,000
Redeemed	(12,181,313)	(2,752,000)
Increase in Net Assets from Capital Share Transactions	6,213,927	7,689,000

Total Increase in Net Assets	6,980,257	9,346,935

Net Assets:
Beginning of Period/Year	9,346,935	—
End of Period/Year (Includes Accumulated Undistributed Net Investment Income of $38,093 and $78,446)	$16,327,192	$9,346,935

Share Transactions:
Issued	600,000	400,000
Redeemed	(400,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	200,000	300,000

(1)	The Fund commenced operations on January 30, 2013.

Amounts designated as “— “ are $0.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Financial Highlights

For the year ended November 30, 2014 and the period ended November 30, 2013

Selected Per Share Data & Ratios
 For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(3)
2014	$31.16	$0.39	$3.76	$4.15	$(0.56)	$(2.10)	$(2.66)	$32.65	14.45%		$16,327	0.85%		1.26%		26%
2013‡	$25.00	$0.30	$5.86	$6.16	$—	$—	$—	$31.16	24.64	%(4)	$9,347	0.85	%(2)	1.27	%(2)	154	%(5)

‡	Commenced operations on January 30, 2013.

*	Per share data calculated using average shares method.

(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)	Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Total return is for the period indicated and has not been annualized.

(5)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven investment portfolios. The financial statements herein are those of the Forensic Accounting ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the DelVecchio Earnings Quality Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”), is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to the Fund to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed by investment type on the Schedule of Investments.

For the year ended November 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The tax year since inception remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns as of and for the year ended November 30, 2014.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of November 30, 2014:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Forensic Accounting ETF	50,000	$1,600	$1,632,500	$1,600

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreement

Index Management Solutions, LLC, or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC, a Pennsylvania limited liability company, located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended November 30, 2014, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014 (Continued)

3. AGREEMENTS (continued)

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Forensic Accounting ETF	$8,114,097	$3,185,764

For the year ended November 30, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Forensic Accounting ETF	$9,100,732	$8,474,757	$819,238

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments and redemptions in-kind have been reclassified to/from the following accounts as of November 30, 2014:

Exchange Traded Concepts	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Forensic Accounting ETF	$1,102	$(800,454)	$799,352

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
Forensic Accounting ETF
2014	$821,329	$821,329
2013	—	—

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014 (Continued)

5. TAX INFORMATION (continued)

As of November 30, 2014, the components of Distributable Earnings on a tax basis were as follows:

Forensic Accounting ETF
Undistributed Ordinary Income	$38,093
Capital Loss Carryforwards	(17,898)
Unrealized Appreciation	1,589,952
Other Temporary Differences	(1)
Total Distributable Earnings	$1,610,146

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Forensic Accounting ETF	$17,898	$—	$17,898

For Federal income tax purposes, the cost of securities owned at November 30, 2014, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2014, were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Forensic Accounting ETF	$14,711,953	$2,225,821	$(635,869)	$1,589,952

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2014 (Concluded)

7. OTHER

At November 30, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the Fund has determined that there was the following subsequent event:

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

The Transaction resulted in the assignment and automatic termination of the Advisory Agreement with the Adviser. Further, the sub-advisory agreement between the Adviser and the Sub-Adviser, by its terms, automatically terminated upon the termination of the Advisory Agreement. On December 19, 2014, in anticipation of the Transaction, the Fund’s Board approved an interim advisory agreement with the Adviser (the “Adviser Interim Agreement”), which is substantially identical to the agreement that terminated, with the exception of different effective and termination dates and providing that the Adviser’s fee (which did not change) be placed in escrow until a new agreement is approved by shareholders. In addition, the Fund’s Board approved an interim sub-advisory agreement with Penserra Capital Management, LLC (“Penserra”), which will act as the Fund’s sub-adviser during the interim period (the “Penserra Interim Agreement” and, together with the Adviser Interim Agreement, the “Interim Agreements”). The Penserra Interim Agreement is substantially identical to the terminated agreement with the Sub-Adviser, with the exception of the parties and the effective and termination dates. The Fund will be managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements are approved by the Fund’s shareholders or until June 14, 2015, whichever comes first. Neither the Transaction nor the Interim Agreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra has replaced the Sub-Adviser. Proposals to approve new advisory agreements will be submitted for shareholder approval at a special meeting of shareholders, expected to be held during the second quarter of 2015.

Forensic Accounting ETF
Report of Independent Registered Public Accounting Firm

November 30, 2014

To the Shareholders of Forensic Accounting ETF and
 Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Forensic Accounting ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2014, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Forensic Accounting ETF as of November 30, 2014, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
 January 26, 2015

Forensic Accounting ETF
Trustees and Officers of the Trust

November 30, 2014 (Unaudited)

The following chart lists Trustees and Officers as of November 30, 2014.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-545-3524.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (35 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	7	None
Independent Trustees
Timothy J. Jacoby c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2014(2)	Deloitte & Touche LLP 2000 to 2014 – Partner	10	Exchange Traded Concepts Trust II (2) – Trustee; Source ETF Trust (1) – Trustee

Forensic Accounting ETF
Trustees and Officers of the Trust

November 30, 2014 (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (70 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	10	Exchange Traded Concepts Trust II (2) – Trustee; Source ETF Trust (1) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (64 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 – President	10	New Mountain Finance Corp. – Director; Exchange Traded Concepts Trust II (2) – Trustee; Source ETF Trust (1) – Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (57 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	8	Source ETF Trust (1) – Trustee

Forensic Accounting ETF
Trustees and Officers of the Trust

November 30, 2014 (Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (35 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2004 to Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President
None
Richard Hogan c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (52 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present – Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II (2) - Trustee
Peter Rodriguez c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (52 years old)	Assistant Treasurer	Since 2011
Director, Fund Accounting, SEI Investments Global Funds Services, 2011 to present, 1997 to 2005; Director, Mutual Fund Trading, SEI Private Trust Company, 2009 to 2011; Director, Asset Data Services, Global Wealth Services, 2006 to 2009; Director, Portfolio Accounting, SEI Investments Global Fund Services, 2005 to 2006
None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (46 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)	Timothy Jacoby was appointed to serve as an Independent Trustee to the Board effective June 1, 2014.

Forensic Accounting ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Annualized Expense Ratios	Expenses Paid During Period(1)
Forensic Accounting ETF
Actual Fund Return	$1,000.00	$1,056.00	0.85%	$4.38
Hypothetical 5% Return	$1,000.00	$1,020.81	0.85%	$4.31

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

Forensic Accounting ETF
Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2014 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2014, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
Forensic Accounting ETF	0.00%	100.00%	100.00%	27.92%	27.64%	0.00%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Forensic Accounting ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-AR-001-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2014 and 2013 as follows:

		Fiscal 2014			Fiscal 2013
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$62,500	$0	N/A	$62,500	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$3,000	$0	N/A	$3,000	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$4,985	$0	N/A

(e)(1)	The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2014	Fiscal 2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Cohen for the fiscal year 2014 were $3,000 and for the fiscal year 2013 were $7,985.

(h)	During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 6, 2015

By	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: February 6, 2015